Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Proprietary software products and related services	$ 370,027	$ 341,350	$ 273,235
Software services	1,122,961	1,013,789	835,386
Total revenues	1,492,988	1,355,139	1,108,621
Cost of revenues:
Proprietary software products and related services	207,859	201,302	149,244
Other software products and related services	951,817	857,014	700,596
Total cost of revenues	1,159,676	1,058,316	849,840
Gross profit	333,312	296,823	258,781
Research and development expenses, net	41,223	39,853	22,328
Selling, marketing, general and administrative expenses	182,472	184,164	147,953
Operating income	109,617	72,806	88,500
Financial expenses	15,852	29,870	17,594
Financial income	7,562	8,751	6,008
Pre-tax income before share of profits of companies accounted for at equity, net	101,327	51,687	76,914
Taxes on income	24,301	13,371	21,163
Share of profits of companies accounted for at equity, net	369	1,124	349
Net income	77,395	39,440	56,100
Attributable to:
Equity holders of the Company	32,365	10,352	22,445
Non-controlling interests	45,030	29,088	33,655
Net income	$ 77,395	$ 39,440	$ 56,100
Net earnings per share attributable to equity holders of The Company
Basic earnings per share	$ 2.2	$ 0.72	$ 1.58
Diluted earnings per share	$ 2.14	$ 0.68	$ 1.49